Series A Notes, Net Of Current Maturities (Narrative) (Details) $ in Thousands, ₪ in Millions	1 Months Ended					12 Months Ended
	May 31, 2012 ILS (₪)	May 31, 2012 USD ($)	Mar. 31, 2012 ILS (₪)	Mar. 31, 2012 USD ($)	Jun. 30, 2010 USD ($) installment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	May 31, 2012 USD ($)	Mar. 31, 2012 USD ($)	Jun. 30, 2011 ILS (₪)
Derivative [Line Items]
Proceeds from issuance of Series A Notes	₪ 95	$ 24,900	₪ 831	$ 224,000	$ 283,000
Number of equal annual installments associated with note, in installments | installment					10
Fixed interest rate of Series A Notes					4.84%						4.84%
Derivative, Notional Amount | ₪											₪ 1,100
Series A Notes issuance costs		$ 94		2,010	$ 2,530
Series A Notes issuance costs, discount				$ 1,795	2,164
Amortization of deferred issuance costs					$ 366	$ 46	$ 93	$ 93		$ 215
Amount of Series A Note	₪ 92		₪ 807			0	60,764		$ 24,407	217,420	₪ 1,100
Premium amount									$ 260	$ 3,675
Interest expense on Series A Notes						$ 1,060	$ 3,740	$ 5,480